Schedule of Warrants (Details) - Warrant [Member]	12 Months Ended
Jun. 30, 2024 shares
Number of warrants, Outstanding, Beginning Balance
Weighted-Average Exercise Price, Outstanding, Beginning Balance
Number of warrants, Granted	5,675,455
Weighted-Average Exercise Price, Granted	1.08
Weighted Average Contractual Term (in years), Granted	5 years
Number of warrants, Exercised	(5,675,455)
Weighted-Average Exercise Price, Exercised
Number of warrants, Ouststanding, Ending Balance
Weighted-Average Exercise Price, Outstanding, Ending Balance